Risk Report - Asset Quality - Collateral Obtained (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Collateral Obtained [Abstract]
Carrying amount of foreclosed residential real estate properties	€ 51	€ 62